Other current assets (Tables)	6 Months Ended
Jun. 30, 2023
Other current assets
Schedule of other current assets

	June 30,	December 31,
	2023	2022
Other financial assets	16,744	3,165
Trade and other receivables	255,656	416,875
Contract asset (Indivior PLC)	246,626	181,441
Prepayments	1,003,491	270,394
Total other current assets	1,522,517	871,875